UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001536850 (Bank of America Europe Designated Activity Company)

Cassia 2022-1 S.r.l.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Horton, +44 020 7996 8499

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 4, 2022

Bank of America Europe Designated Activity Company
(Depositor)

By:	/s/ Andrew Horton
Name:	Andrew Horton
Title:	Authorised Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Valuation report in respect of Camelot – Portfolio of 11 Assets in Italy, of CBRE Limited

99.2	Valuation report in respect of Thunder I – Portfoio of 10 Assets in Italy, of CBRE Limited

99.3	Valuation report in respect of Thunder II – Portfoio of 21 Assets in Italy, of CBRE Limited

99.4	Valuation report in respect of Jupiter – Portfoio of 21 Assets in Italy, of CBRE Limited

99.5	Independent Accountant’s Report on Applying Agreed Upon Procedueres, dated February 8, 2022, of KPMG LLP